Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments	3
Net book value of long-lived assets	$ 1,898,455	$ 1,809,225
Navios Containers
Segment Reporting Information [Line Items]
Working capital	(22,974)
Dry bulk vessels
Segment Reporting Information [Line Items]
Net book value of long-lived assets	933,784	1,278,447
Logistics Business
Segment Reporting Information [Line Items]
Net book value of long-lived assets	556,713	$ 563,887
Containers Business
Segment Reporting Information [Line Items]
Net book value of long-lived assets	$ 399,979